Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net loss	$ (108,118)	$ (26,584)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of other long-lived assets	4,471	3,865
Depreciation and amortization	37,198	44,451
Stock-based compensation	23,744	24,755
Foreign currency transaction loss	4,087	13,978
Gain from deconsolidation of subsidiary		(39,136)
Share in losses of associated companies	11,866	2,089
Revaluation of investments	5,681	3,217
Other non-cash items, net	2,494	826
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(19,676)	(21,832)
Inventories	(752)	(64,286)
Other current assets and prepaid expenses	(3,512)	3,898
Other non-current assets	4,198	(17,003)
Accounts payable	(13,031)	17,286
Other current liabilities	(2,967)	2,013
Deferred revenues	5,123	4,860
Deferred income taxes, net and uncertain tax positions	2,891	(301)
Other non-current liabilities	(7,609)	(9,385)
Net cash used in operating activities	(53,912)	(57,289)
Cash flows from investing activities
Cash paid for acquisitions, net of cash acquired	(68,360)
Purchase of property and equipment	(8,816)	(11,761)
Investments in short-term bank deposits	(31,448)	(307,485)
Proceeds from short-term bank deposits	128,815	368,429
Purchase of intangible assets	(1,487)	(5,980)
Other investing activities	(1,585)	84
Investments in unconsolidated entities	(6,274)	(67,274)
Net cash provided by (used in) investing activities	10,845	(23,987)
Cash flows from financing activities
Proceeds from exercise of stock options	10	260
Payment of contingent consideration	(906)	(1,386)
Other financing activities	(188)	(281)
Net cash used in financing activities	(1,084)	(1,407)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,703)	(9,787)
Net change in cash, cash equivalents and restricted cash	(45,854)	(92,470)
Cash, cash equivalents and restricted cash, beginning of period	150,686	243,293
Cash, cash equivalents and restricted cash, end of period	104,832	150,823
Non-cash investing and financing activities
Transfer of inventory to fixed assets	7,316	6,306
Transfer of fixed assets to inventory	118	123
Issuance of Common stock under employee stock purchase plan	3,014
Issuance of shares as part of Covestro acquisition	5,201
Contingent consideration	2,794
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	104,563	150,672
Restricted cash included in other current assets	269	151
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 104,832	$ 150,823